UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit Balanced Fund (Series B)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Small Cap Growth Fund (Series D)

Sit International Growth Fund (Series A)

Sit Developing Markets Growth Fund (Series C)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 63.1%
Communications - 1.9%
2,300	Rogers Communications, Inc.	86,089
4,000	Verizon Communications, Inc.	130,360

		216,449

Consumer Non-Durables - 6.1%
2,500	Coca-Cola Co.	146,300
1,300	Colgate-Palmolive Co.	99,918
1,100	General Mills, Inc.	40,194
2,400	PepsiCo, Inc.	159,456
2,100	Philip Morris International, Inc.	117,642
2,000	Procter & Gamble Co.	119,940

		683,450

Consumer Services - 2.3%
2,100	McDonald’s Corp.	156,471
1,400	Visa, Inc.	103,964

		260,435

Electronic Technology - 11.3%
1,400	Analog Devices, Inc.	43,932
550	Apple, Inc. *	156,062
7,200	Applied Materials, Inc.	84,096
2,800	Broadcom Corp.	99,092
3,000	Ciena Corp. *	46,710
6,700	Cisco Systems, Inc. *	146,730
1,200	EMC Corp. *	24,372
6,700	Intel Corp.	128,841
1,300	International Business Machines Corp.	174,382
1,100	Linear Technology Corp.	33,803
3,000	Marvell Technology Group, Ltd. *	52,530
3,700	QUALCOMM, Inc.	166,944
700	Research In Motion, Ltd. *	34,083
2,700	Seagate Technology *	31,806
1,400	Veeco Instruments, Inc. *	48,818

		1,272,201

Energy Minerals - 5.5%
725	Apache Corp.	70,876
1,475	Chevron Corp.	119,549
800	Murphy Oil Corp.	49,536
1,900	Occidental Petroleum Corp.	148,770
2,200	Southwestern Energy Co. *	73,568
2,400	Suncor Energy, Inc.	78,120
1,700	Ultra Petroleum Corp. *	71,366

		611,785

Finance - 7.3%
1,200	Aflac, Inc.	62,052
5,200	Bank of America Corp.	68,172
2,100	Bank of New York Mellon Corp.	54,873
225	CME Group, Inc.	58,601
700	Franklin Resources, Inc.	74,830

Quantity	Name of Issuer	Fair Value ($)

700	Goldman Sachs Group, Inc.	101,206
3,000	JPMorgan Chase & Co.	114,210
200	M&T Bank Corp.	16,362
500	PartnerRe, Ltd.	40,090
800	Prudential Financial, Inc.	43,344
1,000	Travelers Cos., Inc.	52,100
1,500	US Bancorp	32,430
3,900	Wells Fargo & Co.	98,007

		816,277

Health Services - 0.7%
600	McKesson Corp.	37,068
900	Medco Health Solutions, Inc. *	46,854

		83,922

Health Technology - 6.0%
700	Abbott Laboratories	36,568
600	Allergan, Inc.	39,918
2,500	Celgene Corp. *	144,025
1,500	Genzyme Corp. *	106,185
2,000	Gilead Sciences, Inc. *	71,220
200	Intuitive Surgical, Inc. *	56,748
700	Johnson & Johnson	43,372
725	Medtronic, Inc.	24,346
700	St. Jude Medical, Inc. *	27,538
1,700	Thermo Fisher Scientific, Inc. *	81,396
750	Varian Medical Systems, Inc. *	45,375

		676,691

Industrial Services - 0.9%
1,550	Schlumberger, Ltd.	95,496

Non-Energy Minerals - 0.7%
650	Allegheny Technologies, Inc.	30,192
500	Freeport-McMoRan Copper & Gold, Inc.	42,695

		72,887

Process Industries - 1.2%
1,500	Ecolab, Inc.	76,110
700	Praxair, Inc.	63,182

		139,292

Producer Manufacturing - 5.9%
800	3M Co.	69,368
2,600	ABB, Ltd., ADR *	54,912
1,700	Danaher Corp.	69,037
1,400	Deere & Co.	97,692
1,400	Emerson Electric Co.	73,724
175	Flowserve Corp.	19,149
4,200	General Electric Co.	68,250
500	Goodrich Corp.	36,865
500	Lockheed Martin Corp.	35,640

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)

400	Precision Castparts Corp.	50,940
1,250	United Technologies Corp.	89,038

		664,615

Retail Trade - 4.9%
250	Amazon.com, Inc. *	39,265
800	Costco Wholesale Corp.	51,592
2,550	CVS Caremark Corp.	80,249
1,400	Home Depot, Inc.	44,352
1,600	Kohl’s Corp. *	84,288
2,100	Target Corp.	112,224
800	TJX Cos., Inc.	35,704
1,975	Wal-Mart Stores, Inc.	105,702

		553,376

Technology Services - 6.0%
2,600	Accenture, PLC	110,474
2,000	Adobe Systems, Inc. *	52,300
375	Google, Inc. *	197,171
5,000	Microsoft Corp.	122,450
6,300	Oracle Corp.	169,155
200	VMware, Inc. *	16,988

		668,538

Transportation - 1.8%
1,400	Expeditors International of Washington, Inc.	64,722
1,100	Union Pacific Corp.	89,980
625	United Parcel Service, Inc.	41,681

		196,383

Utilities - 0.6%
1,350	Calpine Corp. *	16,807
900	Wisconsin Energy Corp.	52,020

		68,827

Total Common Stocks
(cost: $6,147,983)		7,080,624

Bonds - 31.2%

Asset-Backed Securities - 2.6%
50,000	Bayview Financial Acquisition Trust, 2006-D 1A2, 5.66%, 12/28/36	49,290
100,000	Centex Home Equity, 2004-D AF4, 4.68%, 6/25/32	100,737
57,116	Chase Funding Mtge. Loan Asset-Backed Certs., 2003-6 1A4, 4.50%, 11/25/34	56,574
	Green Tree Financial Corp.:
19,151	1997-6 A10, 6.87%, 1/15/29	20,078
15,978	1997-1 A6, 7.29%, 3/15/28	17,064
	Origen Manufactured Housing:
10,359	2002-A A3, 6.17%, 5/15/32	10,756
10,871	2001-A A5, 7.08%, 3/15/32	11,028
29,573	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 4.76%, 7/25/28	29,706

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)

		295,233

Collateralized Mortgage Obligations - 4.3%
19,381	Bank of America Funding Corp., 2003-2 1A1, 6.50%, 6/25/32	20,173
28,916	Fannie Mae Grantor Trust, 2004-T3, 1A3, 7.00%, 2/25/44	33,578
72,754	Fannie Mae Pool, 2010-108 AP, 7.00%, 9/25/40	82,055
132,994	Government National Mortgage Association, 2005-74 HA, 7.50%, 9/16/35	153,049
18,666	Master Asset Securitization Trust, 2003-4 CA1, 8.00%, 5/25/18	19,267
41,167	Residential Funding Mortgage Securities I, 2005-S6 A2, 5.25%, 8/25/35	42,510
42,643	Specialty Underwriting & Residential Finance, 2004-AA1 2A2, 5.50%, 10/25/34	42,612
73,362	Vendee Mortgage Trust, 2008-1 B, 8.11%, 3/15/25[1]	88,011

		481,255

Corporate Bonds - 6.0%
25,000	Comerica Bank, 8.38%, 7/15/24	28,174
95,958	Continental Airlines 2009-1 Pass Thru Certs., 9.00%, 7/8/16	109,392
25,000	First Maryland Capital I, 1.53%, 1/15/27 [1]	18,773
25,000	JPMorgan Chase & Co., 4.40%, 7/22/20	25,653
50,000	JPMorgan Chase Capital XXV, 6.80%, 10/1/37	50,821
50,000	Manulife Financial Corp., 4.90%, 9/17/20	50,096
45,000	NTC Capital I, 1.05%, 1/15/27 [1]	36,464
25,000	PartnerRe Finance B LLC, 5.50%, 6/1/20	25,991
50,000	Pitney Bowes, Inc., 5.25%, 1/15/37	51,774
83,131	Procter & Gamble ESOP, 9.36%, 1/1/21	107,513
50,000	RenRe North America Holdings, Inc., 5.75%, 3/15/20	51,966
100,000	Wachovia Bank NA, 6.00%, 11/15/17	114,466

		671,083

Federal Home Loan Mortgage Corporation - 3.0%
62,016	7.00% 7/1/32	68,936
45,953	7.00% 5/1/34	51,492
72,727	7.00% 11/1/37	80,975
30,438	7.00% 1/1/39	33,859
40,603	7.50% 11/1/36	46,232

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer		Fair Value ($)

22,964	8.00%	9/1/15	25,031
21,654	8.38%	5/17/20	24,367

			330,892

Federal National Mortgage Association - 5.7%
65,506	6.63%	11/1/30	74,126
51,639	6.63%	1/1/31	58,435
41,685	7.00%	12/1/32	47,493
54,285	7.00%	12/1/36	61,352
48,550	7.00%	11/1/38	54,013
57,688	7.23%	12/1/30	65,797
11,525	7.50%	6/1/32	13,210
38,376	7.50%	4/1/33	42,697
40,301	7.50%	11/1/33	45,986
59,825	7.50%	1/1/34	68,265
18,604	7.50%	4/1/38	21,229
46,262	8.00%	2/1/31	53,614
17,086	8.43%	7/15/26	20,117
7,860	9.50%	5/1/27	9,189
2,538	9.75%	1/15/13	2,753
1,898	10.25%	6/15/13	2,062

			640,338

Government National Mortgage Association - 3.8%
93,510	6.20%	9/15/40	93,478
52,456	6.63%	4/20/31	59,227
36,596	7.00%	12/15/24	41,811
56,750	7.23%	12/20/30	64,270
63,475	8.00%	7/15/24	74,276
76,065	8.38%	3/15/31	91,133
1,244	9.50%	9/20/18	1,427

			425,622

Taxable Municipal Securities - 1.1%
100,000	Academica Charter Schools,
	8.00%, 8/15/24[4]		74,683
45,000	Colorado Springs Util. Rev. (Build America),
	4.25%, 11/15/22		46,135

			120,818

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

U.S. Government / Federal Agency Securities - 4.7%
	U.S. Treasury Strips:
125,000	4.18%, 2/15/36 [6]	46,868
675,000	5.47%, 11/15/21 [6]	483,477

		530,345

Total Bonds
(cost: $3,320,025)		3,495,586

Closed-End Mutual Funds - 2.5%
5,009	American Select Portfolio	59,557
10,600	American Strategic Income Portfolio II	106,636
7,200	American Strategic Income Portfolio III	58,824
4,703	American Strategic Income Portfolio, Inc.	61,139

Total Closed-End Mutual Funds
(cost: $295,518)		286,156

Short-Term Securities - 3.1%
343,426	Wells Fargo Adv. Govt. Money Mkt., 0.05%
Total Short-Term Securities
(cost: $343,426)		343,426

Total Investments in Securities - 99.9%
(cost: $10,106,952)		11,205,792
Other Assets and Liabilities, net - 0.1%		13,781

Total Net Assets - 100.0%		$11,219,573

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of September 30, 2010.

[4]

144A Restricted Security. The total value of such security as of September 30, 2010 was $74,683 and represented 0.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    ADR — American Depositary Receipt

    PLC — Public Limited Company

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Balanced Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of September 30, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities
Asset Class	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks *	$7,080,624	—	—	$7,080,624
Asset-Backed Securities	—	$295,233	—	295,233
Collateralized Mortgage
Obligations	—	481,255	—	481,255
Corporate Bonds	—	671,083	—	671,083
Federal Home Loan Mortgage
Corporation	—	330,892	—	330,892
Federal National Mortgage
Association	—	640,338	—	640,338
Government National Mortgage
Association	—	425,622	—	425,622
Taxable Municipal Securities	—	120,818	—	120,818
U.S. Government / Federal Agency
Securities	—	530,345	—	530,345
Closed-End Mutual Funds	286,156	—	—	286,156
Short-Term Securities	343,426	—	—	343,426
Total:	$7,710,206	$3,495,586	—	$11,205,792

*  For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 94.6%
Communications - 3.6%
7,000	Millicom International Cellular SA	671,650
22,500	Rogers Communications, Inc.	842,175
72,900	Verizon Communications, Inc.	2,375,811

		3,889,636

Consumer Durables - 2.5%
8,700	Polaris Industries, Inc.	566,370
29,100	Snap-On, Inc.	1,353,441
18,100	Tupperware Brands Corp.	828,256

		2,748,067

Consumer Non-Durables - 10.4%
13,400	Colgate-Palmolive Co.	1,029,924
16,500	Diageo, PLC, ADR	1,138,665
41,600	General Mills, Inc.	1,520,064
11,300	Guess?, Inc.	459,119
9,800	Lancaster Colony Corp.	465,500
8,900	NIKE, Inc.	713,246
33,200	PepsiCo, Inc.	2,205,808
28,400	Philip Morris International, Inc.	1,590,968
35,600	Procter & Gamble Co.	2,134,932

		11,258,226

Consumer Services - 2.1%
21,300	McDonald’s Corp.	1,587,063
46,400	Pearson, PLC, ADR	720,128

		2,307,191

Electronic Technology - 9.2%
77,900	Applied Materials, Inc.	909,872
20,000	Broadcom Corp.	707,800
81,700	Intel Corp.	1,571,091
24,200	International Business Machines Corp.	3,246,188
34,900	Linear Technology Corp.	1,072,477
39,800	QUALCOMM, Inc.	1,795,776
23,200	Tyco Electronics, Ltd.	677,904

		9,981,108

Energy Minerals - 9.8%
11,000	Apache Corp.	1,075,360
33,300	Chevron Corp.	2,698,965
26,900	EQT Corp.	970,014
32,400	Marathon Oil Corp.	1,072,440
17,000	Murphy Oil Corp.	1,052,640
24,400	Occidental Petroleum Corp.	1,910,520
12,300	Sasol, Ltd., ADR	550,917
25,200	Total SA, ADR	1,300,320

		10,631,176

Finance - 15.4%
16,500	ACE, Ltd.	961,125

Quantity	Name of Issuer	Fair Value ($)

14,400	Allied World Assurance Co. Holdings, Ltd.	814,896
24,600	Ameriprise Financial, Inc.	1,164,318
48,000	Apollo Investment Corp.	491,040
26,700	Bank of New York Mellon Corp.	697,671
11,360	Franklin Resources, Inc.	1,214,384
57,550	JPMorgan Chase & Co.	2,190,928
18,000	Marsh & McLennan Cos., Inc.	434,160
69,500	Northwest Bancshares, Inc.	777,705
11,300	PartnerRe, Ltd.	906,034
54,400	PennantPark Investment Corp.	577,184
19,100	Prudential Financial, Inc.	1,034,838
18,700	Royal Bank of Canada	974,831
21,100	State Auto Financial Corp.	320,931
27,300	Travelers Cos., Inc.	1,422,330
53,300	US Bancorp	1,152,346
61,700	Wells Fargo & Co.	1,550,521

		16,685,242

Health Services - 1.9%
14,600	McKesson Corp.	901,988
21,950	Owens & Minor, Inc.	624,697
20,500	Pharmaceutical Product Development., Inc.	508,195

		2,034,880

Health Technology - 9.2%
27,100	Abbott Laboratories	1,415,704
22,600	Baxter International, Inc.	1,078,246
13,300	Becton Dickinson & Co.	985,530
9,850	Eli Lilly & Co.	359,820
42,200	Johnson & Johnson	2,614,712
32,400	Medtronic, Inc.	1,087,992
28,892	Meridian Bioscience, Inc.	632,157
18,100	Teva Pharmaceutical Industries, Ltd., ADR	954,775
17,000	Thermo Fisher Scientific, Inc. *	813,960

		9,942,896

Industrial Services - 2.1%
24,000	Halliburton Co.	793,680
19,300	National Oilwell Varco, Inc.	858,271
22,600	Seadrill, Ltd.	655,174

		2,307,125

Non-Energy Minerals - 1.3%
9,900	BHP Billiton, Ltd., ADR	755,568
19,920	Haynes International, Inc.	695,606

		1,451,174

Process Industries - 2.2%
35,400	EI du Pont de Nemours & Co.	1,579,548
38,200	RPM International, Inc.	760,944

		2,340,492

Producer Manufacturing - 9.9%
22,000	3M Co.	1,907,620

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

35,700	ABB, Ltd., ADR *	753,984
20,800	Cooper Industries, PLC	1,017,744
24,700	Deere & Co.	1,723,566
21,200	Emerson Electric Co.	1,116,392
65,700	General Electric Co.	1,067,625
15,100	Goodrich Corp.	1,113,323
7,200	Lockheed Martin Corp.	513,216
21,800	United Technologies Corp.	1,552,814

		10,766,284

Retail Trade - 4.6%
29,947	Cato Corp.	801,382
24,700	Home Depot, Inc.	782,496
20,700	Target Corp.	1,106,208
15,700	TJX Cos., Inc.	700,691
29,400	Wal-Mart Stores, Inc.	1,573,488

		4,964,265

Technology Services - 4.9%
25,000	Accenture, PLC	1,062,250
17,400	Automatic Data Processing, Inc.	731,322
57,300	Microsoft Corp.	1,403,277
54,400	Oracle Corp.	1,460,640
15,722	Syntel, Inc.	699,629

		5,357,118

Transportation - 2.4%
10,100	Expeditors International of Washington, Inc.	466,923
13,300	Union Pacific Corp.	1,087,940
15,850	United Parcel Service, Inc.	1,057,037

		2,611,900

Utilities - 3.1%
12,400	Enbridge, Inc.	648,520

Quantity	Name of Issuer	Fair Value ($)

21,200	NextEra Energy, Inc.	1,153,068
27,500	UGI Corp.	786,775
12,700	Wisconsin Energy Corp.	734,060

		3,322,423

Total Common Stocks
(cost: $94,535,057)		102,599,203

Closed-End Mutual Funds - 1.8%
45,055	Kayne Anderson MLP Investment Co.	1,181,342
31,416	Tortoise Energy Capital Corp.	812,104

Total Closed-End Mutual Funds
(cost: $1,732,291)		1,993,446

Short-Term Securities - 4.6%
5,016,783	Wells Fargo Adv. Govt. Money Mkt., 0.05%
Total Short-Term Securities
(cost: $5,016,783)		5,016,783

Total Investments in Securities - 101.0%
(cost: $101,284,131)		109,609,432
Other Assets and Liabilities, net - (1.0%)		(1,119,366)

Total Net Assets - 100.0%		$108,490,066

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    ADR — American Depositary Receipt

    PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of September 30, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Asset Class
Common Stocks *	$102,599,203	—	—	$102,599,203
Closed-End Mutual Funds	1,993,446	—	—	1,993,446
Short-Term Securities	5,016,783	—	—	5,016,783
Total:	$109,609,432	—	—	$109,609,432

* For	equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.2%
Africa/Middle East - 1.2%
Israel - 1.2%
1,000	Teva Pharmaceutical Industries, Ltd., ADR	52,750

Asia - 10.4%
Australia - 5.9%
1,500	BHP Billiton, Ltd., ADR	114,480
2,000	Rio Tinto, PLC, ADR	117,460
200	Westpac Banking Corp., ADR	22,460

		254,400

China/Hong Kong - 2.1%
1,014	HSBC Holdings, PLC, ADR	51,298
4,000	Hutchison Whampoa, Ltd.	37,216

		88,514

Japan ** - 2.4%
700	Aflac, Inc.	36,197
1,000	Canon, Inc., ADR	46,720
400	Oracle Corp.	19,073

		101,990

Europe - 25.5%
France - 3.2%
925	Schlumberger, Ltd.	56,989
1,050	Total SA, ADR	54,180
1,075	Veolia Environnement, ADR	28,337

		139,506

Germany - 1.8%
210	Muenchener Rueckver	29,081
450	Siemens AG, ADR	47,430

		76,511

Ireland - 1.1%
1,075	Accenture, PLC	45,677

Italy - 1.7%
8,800	Enel SPA	47,042
650	Tenaris SA, ADR	24,973

		72,015

Luxembourg - 0.5%
200	Millicom International Cellular SA	19,190

Netherlands - 1.5%
1,100	Philips Electronics, ADR	34,452
1,100	TNT NV	29,603

		64,055

Norway - 0.3%
500	Seadrill, Ltd.	14,495

Spain - 2.1%
1,700	Banco Santander SA, ADR	21,522

Quantity	Name of Issuer	Fair Value ($)

410	Inditex SA	32,593
500	Telefonica SA, ADR	37,075

		91,190

Sweden - 0.6%
2,500	LM Ericsson, ADR	27,425

Switzerland - 5.7%
1,000	ABB, Ltd., ADR *	21,120
650	ACE, Ltd.	37,863
1,200	Credit Suisse Group, ADR	51,072
350	Kuehne & Nagel International	42,062
1,060	Nestle SA	56,506
125	Roche Holding AG	17,079
13	SGS SA	21,019

		246,721

United Kingdom - 7.0%
575	British American Tobacco, PLC	21,474
1,700	Burberry Group, PLC	27,824
800	Diageo, PLC, ADR	55,208
1,100	GlaxoSmithKline, PLC, ADR	43,472
3,200	Pearson, PLC, ADR	49,664
975	Royal Dutch Shell, PLC, ADR	57,320
6,650	Tesco, PLC	44,359

		299,321

North America - 59.1%
Bermuda - 1.0%
525	PartnerRe, Ltd.	42,094

Canada - 2.1%
1,350	Rogers Communications, Inc.	50,531
775	Royal Bank of Canada	40,401

		90,932

United States - 56.0%
700	3M Co.	60,697
800	Abbott Laboratories	41,792
300	Apache Corp.	29,328
2,000	Applied Materials, Inc.	23,360
450	Automatic Data Processing, Inc.	18,913
925	Baxter International, Inc.	44,132
725	Becton Dickinson & Co.	53,722
450	Caterpillar, Inc.	35,406
825	Chevron Corp.	66,866
525	Colgate-Palmolive Co.	40,351
600	CVS Caremark Corp.	18,882
650	Deere & Co.	45,357
800	EI du Pont de Nemours & Co.	35,696
550	Eli Lilly & Co.	20,091
400	Emerson Electric Co.	21,064
625	EQT Corp.	22,537
625	Exelon Corp.	26,612

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

425	Franklin Resources, Inc.	45,433
1,175	General Electric Co.	19,094
1,400	General Mills, Inc.	51,156
200	Goldman Sachs Group, Inc.	28,916
35	Google, Inc. *	18,403
1,400	Home Depot, Inc.	44,352
3,200	Intel Corp.	61,536
800	International Business Machines Corp.	107,312
1,400	Johnson & Johnson	86,744
1,525	JPMorgan Chase & Co.	58,057
1,350	Linear Technology Corp.	41,485
250	Lockheed Martin Corp.	17,820
1,300	Marathon Oil Corp.	43,030
500	Marsh & McLennan Cos., Inc.	12,060
975	McDonald’s Corp.	72,647
500	McKesson Corp.	30,890
1,100	Medtronic, Inc.	36,938
2,100	Microsoft Corp.	51,429
600	Murphy Oil Corp.	37,152
875	Occidental Petroleum Corp.	68,512
2,400	Oracle Corp.	64,440
950	PepsiCo, Inc.	63,118
1,200	Philip Morris International, Inc.	67,224
1,150	Procter & Gamble Co.	68,966
575	Prudential Financial, Inc.	31,154
1,850	QUALCOMM, Inc.	83,472
1,100	Snap-On, Inc.	51,161
1,000	Target Corp.	53,440
325	Teleflex, Inc.	18,454
950	TJX Cos., Inc.	42,399
550	Travelers Cos., Inc.	28,655
450	Union Pacific Corp.	36,810
700	United Technologies Corp.	49,861
1,800	US Bancorp	38,916
2,050	Verizon Communications, Inc.	66,810
900	Wal-Mart Stores, Inc.	48,168
2,350	Wells Fargo & Co.	59,056

		2,409,876

Total Common Stocks
(cost: $3,491,615)		4,136,662

Exchange-Traded Funds - 0.9%
4,000	iShares MSCI Japan Index Fund **
Total Exchange-Traded Funds
(cost: $36,591)		39,560

Closed-End Mutual Funds - 1.5%
1,200	Kayne Anderson MLP Investment Co.	31,464
1,300	Tortoise Energy Capital Corp.	33,605

Total Closed-End Mutual Funds
(cost: $45,430)		65,069

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 1.7%
73,258	Wells Fargo Adv. Govt. Money Mkt., 0.05%
Total Short-Term Securities
(cost: $73,258)		73,258

Total Investments in Securities - 100.3%
(cost: $3,646,894)		4,314,549
Other Assets and Liabilities, net - (0.3%)		(11,727)

Total Net Assets - 100.0%		$4,302,822

*	Non-income producing security.

**	The Fund’s total investment in Japan including the iShares comprises 3.3% of the Fund’s net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	15.7%
Consumer Non-Durables	9.9
Health Technology	9.7
Electronic Technology	9.1
Producer Manufacturing	9.1
Energy Minerals	8.8
Retail Trade	6.5
Non-Energy Minerals	5.4
Technology Services	5.1
Communications	4.0
Consumer Services	2.8
Transportation	2.5
Utilities	2.4
Industrial Services	2.2
Consumer Durables	1.9
Process Industries	0.8
Health Services	0.7
Commercial Services	0.5
Closed-End Mutual Funds	1.5
Short-Term Securities	1.7

100.3
Other Assets and Liabilities, net	(0.3)

100.0%

ADR — American Depositary Receipt

MLP — Master Limited Partnership

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Global Dividend Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of September 30, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities
Asset Class	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Australia	$254,400	—	—	$254,400
Bermuda	42,094	—	—	42,094
Canada	90,932	—	—	90,932
China/Hong Kong	51,298	$37,216	—	88,514
France	139,506	—	—	139,506
Germany	47,430	29,081	—	76,511
Ireland	45,677	—	—	45,677
Israel	52,750	—	—	52,750
Italy	24,973	47,042	—	72,015
Japan	82,917	19,073	—	101,990
Luxembourg	19,190	—	—	19,190
Netherlands	34,452	29,603	—	64,055
Norway	14,495	—	—	14,495
Spain	58,597	32,593	—	91,190
Sweden	27,425	—	—	27,425
Switzerland	110,055	136,666	—	246,721
United Kingdom	205,664	93,657	—	299,321
United States	2,409,876	—	—	2,409,876
	3,711,731	424,931	—	4,136,662
Exchange-Traded Funds	39,560	—	—	39,560
Closed-End Mutual Funds	65,069	—	—	65,069
Short-Term Securities	73,258	—	—	73,258
Total:	$3,889,618	$424,931	—	$4,314,549

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.0%
Commercial Services - 1.2%
10,100	Factset Research Systems, Inc.	819,413
Communications - 2.5%
21,250	SBA Communications Corp. *	856,375
42,300	TW Telecom, Inc. *	785,511

		1,641,886

Consumer Durables - 4.8%
5,800	Fossil, Inc. *	311,982
10,700	Polaris Industries, Inc.	696,570
22,100	Snap-On, Inc.	1,027,871
25,400	Tupperware Brands Corp.	1,162,304

		3,198,727

Consumer Non-Durables - 4.3%
10,300	Alberto-Culver Co.	387,795
24,800	Central European Distribution Corp. *	553,536
7,700	Guess?, Inc.	312,851
18,500	Hansen Natural Corp. *	862,470
34,600	True Religion Apparel, Inc. *	738,364

		2,855,016

Consumer Services - 3.0%
13,800	Buffalo Wild Wings, Inc. *	660,882
7,975	Capella Education Co. *	619,019
7,700	DeVry, Inc.	378,917
17,300	Red Robin Gourmet Burgers, Inc. *	339,253

		1,998,071

Electronic Technology - 14.3%
72,400	Ciena Corp. *	1,127,268
14,000	F5 Networks, Inc. *	1,453,340
27,600	Meru Networks, Inc. *	475,824
20,800	MICROS Systems, Inc. *	880,464
20,000	Microsemi Corp. *	343,000
22,900	Rubicon Technology, Inc. *	519,601
10,700	Silicon Laboratories, Inc. *	392,155
70,900	Skyworks Solutions, Inc. *	1,466,212
33,200	Synaptics, Inc. *	934,248
17,900	Varian Semiconductor Equipment Assoc., Inc. *	515,162
21,600	Veeco Instruments, Inc. *	753,192
31,900	Volterra Semiconductor Corp. *	686,488

		9,546,954

Energy Minerals - 2.7%
15,400	Atlas Energy, Inc. *	441,056
19,500	Brigham Exploration Co. *	365,625
20,700	Northern Oil and Gas, Inc. *	350,658
19,300	Southwestern Energy Co. *	645,392

		1,802,731

Finance - 6.0%
13,175	Affiliated Managers Group, Inc. *	1,027,782

Quantity	Name of Issuer	Fair Value ($)

12,400	Allied World Assurance Co. Holdings, Ltd.	701,716
16,800	Hanover Insurance Group, Inc.	789,600
12,600	Stifel Financial Corp. *	583,254
55,100	TCF Financial Corp.	892,069

		3,994,421

Health Services - 2.7%
39,300	Allscripts Healthcare Solutions, Inc. *	725,871
14,300	Covance, Inc. *	669,097
5,800	Stericycle, Inc. *	402,984

		1,797,952

Health Technology - 15.4%
21,400	Alexion Pharmaceuticals, Inc. *	1,377,304
44,100	Amylin Pharmaceuticals, Inc. *	919,485
16,400	Celgene Corp. *	944,804
10,900	Gen-Probe, Inc. *	528,214
9,300	Haemonetics Corp. *	544,329
21,900	ICON, PLC, ADR *	473,478
2,400	Intuitive Surgical, Inc. *	680,976
15,700	Meridian Bioscience, Inc.	343,516
22,900	NuVasive, Inc. *	804,706
19,400	PerkinElmer, Inc.	448,916
9,600	Techne Corp.	592,608
6,000	Teleflex, Inc.	340,680
25,200	Thoratec Corp. *	931,896
12,300	United Therapeutics Corp. *	688,923
23,300	Volcano Corp. *	605,334

		10,225,169

Industrial Services - 6.8%
17,500	Atwood Oceanics, Inc. *	532,875
4,700	CARBO Ceramics, Inc.	380,700
14,900	Core Laboratories NV	1,311,796
28,000	Lufkin Industries, Inc.	1,229,200
22,600	McDermott International, Inc. *	334,028
19,300	URS Corp. *	733,014

		4,521,613

Non-Energy Minerals - 1.1%
7,150	Allegheny Technologies, Inc.	332,118
11,200	Haynes International, Inc.	391,104

		723,222

Process Industries - 2.0%
5,200	CF Industries Holdings, Inc.	496,600
4,300	Dionex Corp. *	371,692
9,200	Scotts Miracle-Gro Co.	475,916

		1,344,208

Producer Manufacturing - 10.1%
17,000	AMETEK, Inc.	812,090
10,500	Anixter International, Inc. *	566,895
6,700	Esterline Technologies Corp. *	383,441

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

19,700	Harsco Corp.	484,226
21,300	IDEX Corp.	756,363
13,000	Kaydon Corp.	449,800
12,200	MTS Systems Corp.	378,200
23,886	Rofin-Sinar Technologies, Inc. *	606,227
8,200	Thomas & Betts Corp. *	336,364
27,400	Trimble Navigation, Ltd. *	960,096
10,500	Wabtec Corp.	501,795
15,400	Woodward Governor Co.	499,268

		6,734,765

Retail Trade - 5.5%
4,300	BJ’s Wholesale Club, Inc. *	178,450
10,900	Casey’s General Stores, Inc.	455,075
30,900	Cato Corp.	826,884
17,600	Dick’s Sporting Goods, Inc. *	493,504
27,700	GameStop Corp. *	545,967
40,600	Ulta Salon Cosmetics & Fragrance, Inc. *	1,185,520

		3,685,400

Technology Services - 15.0%
27,800	ANSYS, Inc. *	1,174,550
20,300	AsiaInfo-Linkage, Inc. *	400,519
10,500	Citrix Systems, Inc. *	716,520
24,800	Concur Technologies, Inc. *	1,226,112
10,800	Dolby Laboratories, Inc. *	613,548
56,300	Informatica Corp. *	2,162,483
35,100	Quest Software, Inc. *	863,109
23,500	Solera Holdings, Inc.	1,037,760
15,800	Syntel, Inc.	703,100

Quantity	Name of Issuer	Fair Value ($)

27,300	Ultimate Software Group, Inc. *	1,054,872

		9,952,573

Transportation - 0.7%
16,200	HUB Group, Inc. *	474,012
Utilities - 0.9%
6,600	ITC Holdings Corp.	410,850
5,900	UGI Corp.	168,799

		579,649

Total Common Stocks (cost: $51,293,874)		65,895,782

Short-Term Securities - 1.4%
931,442	Wells Fargo Adv. Govt. Money Mkt., 0.05%
Total Short-Term Securities (cost: $931,442)		931,442

Total Investments in Securities - 100.4% (cost: $52,225,316)		66,827,224
Other Assets and Liabilities, net (0.4%)		(265,084)

Total Net Assets - 100.0%		$66,562,140

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

A summary of the inputs used to value the Fund’s net assets as of September 30, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities
Asset Class	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks *	$65,895,782	—	—	$65,895,782
Short-Term Securities	931,442	—	—	931,442
Total:	$66,827,224	—	—	$66,827,224

*  For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.4%
Africa/Middle East - 1.8%
Israel - 1.2%
5,600	Teva Pharmaceutical Industries, Ltd., ADR	295,400

South Africa - 0.6%
3,100	Sasol, Ltd., ADR	138,849

Asia - 35.7%
Australia - 8.8%
11,514	Australia & New Zealand Banking Group, Ltd.	263,687
27,800	BHP Billiton, Ltd.	1,059,664
8,600	Rio Tinto, PLC, ADR	505,078
2,300	Westpac Banking Corp., ADR	258,290

		2,086,719

China/Hong Kong - 9.4%
6,000	AsiaInfo-Linkage, Inc. *	118,380
13,600	China Unicom Hong Kong, Ltd., ADR	198,016
6,800	Hong Kong Exchanges & Clearing, Ltd.	133,687
16,270	HSBC Holdings, PLC	164,586
30,350	HSBC Holdings, PLC	307,718
21,000	Hutchison Whampoa, Ltd.	195,384
38,000	Li & Fung, Ltd.	212,870
1,300	New Oriental Education & Tech. Group, ADR *	126,854
4,100	Standard Chartered, PLC	117,729
21,600	Sun Hung Kai Properties, Ltd.	371,630
50,000	Tsingtao Brewery Co., Ltd.	288,123

		2,234,977

Japan - 15.5%
6,100	Aflac, Inc.	315,431
13,000	Asahi Glass Co., Ltd.	132,583
5,600	Canon, Inc.	261,554
35,000	Daicel Chemical Industries, Ltd.	235,865
6,300	Elpida Memory, Inc. *	72,462
1,300	Fanuc, Ltd.	165,933
9,600	Honda Motor Co., Ltd.	341,609
7,000	Kao Corp.	170,759
13,000	Kirin Holdings Co., Ltd.	185,066
6,800	Komatsu, Ltd.	158,195
27,000	Kubota Corp.	247,636
24,000	Mitsui OSK Lines, Ltd.	151,003
5,100	Oracle Corp.	243,176
1,500	SMC Corp.	197,992
5,600	Sony Corp., ADR	173,151
9,400	Sugi Holdings Co., Ltd.	212,039
9,000	Toyo Suisan Kaisha, Ltd.	185,518
3,400	Yamada Denki Co., Ltd.	211,143

		3,661,115

South Korea - 1.0%
650	Samsung Electronics Co., Ltd., GDR	221,465

Quantity	Name of Issuer	Fair Value ($)

Taiwan - 1.0%
10,500	HTC Corp.	238,492

Europe - 50.2%
France - 7.1%
3,260	Alstom SA	166,326
6,925	AXA SA	121,405
3,896	BNP Paribas	278,063
1,750	Dassault Systemes SA	128,785
4,000	Schlumberger, Ltd.	246,440
7,900	Total SA	408,200
2,200	Total SA, ADR	113,520
8,200	Veolia Environnement	216,070

		1,678,809

Germany - 6.5%
5,420	Adidas AG	335,458
6,800	Aixtron AG, ADR	202,504
2,200	Allianz SE	248,550
1,575	Muenchener Rueckver	218,109
1,080	Rational AG	228,797
2,800	Siemens AG	295,367

		1,528,785

Ireland - 0.5%
5,900	ICON, PLC, ADR *	127,558

Italy - 2.1%
44,428	Enel SPA	237,498
6,550	Tenaris SA, ADR	251,651

		489,149

Luxembourg - 0.9%
2,300	Millicom International Cellular SA	220,685

Netherlands - 3.2%
7,200	ASML Holding NV	214,056
19,988	ING Groep NV *	207,288
5,275	Philips Electronics	165,978
6,600	TNT NV	177,620

		764,942

Norway - 0.3%
2,800	Seadrill, Ltd.	81,172

Poland - 1.1%
11,400	Central European Distribution Corp. *	254,448

Spain - 5.0%
17,900	Banco Bilbao Vizcaya SA, ADR	241,292
14,700	Banco Santander SA, ADR	186,102
3,438	Inditex SA	273,307
19,850	Telefonica SA	492,700

		1,193,401

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Sweden - 0.7%
15,900	LM Ericsson, ADR	174,423

Switzerland - 10.5%
11,500	ABB, Ltd., ADR *	242,880
6,850	Credit Suisse Group AG	291,832
2,000	Kuehne & Nagel International	240,353
10,800	Nestle SA	575,720
3,759	Novartis AG	216,360
1,100	Roche Holding AG	150,295
110	SGS SA	177,851
1,175	Syngenta AG	292,295
2,525	Synthes, Inc.	292,255

		2,479,841

United Kingdom - 12.3%
3,703	Anglo American, PLC	146,987
6,725	Autonomy Corp., PLC *	191,639
4,750	British American Tobacco, PLC	177,392
13,450	Burberry Group, PLC	220,139
4,600	Diageo, PLC, ADR	317,446
6,000	GlaxoSmithKline, PLC, ADR	237,120
21,100	Pearson, PLC, ADR	327,472
7,575	Reckitt Benckiser Group, PLC	417,210
7,100	Royal Dutch Shell, PLC, ADR	417,409
47,240	Tesco, PLC	315,118
54,000	Vodafone Group, PLC	133,237

		2,901,169

Latin America - 3.3%
Brazil - 1.9%
7,400	AGCO Corp. *	288,674
4,500	Petrobras, ADR	163,215

		451,889

Chile - 0.6%
1,400	Banco Santander Chile, ADR	135,170

Mexico - 0.8%
73,520	Wal-Mart de Mexico	184,943

North America - 5.4%
Bermuda - 1.0%
3,000	PartnerRe, Ltd.	240,540

Canada - 4.2%
3,600	Canadian National Railway Co.	230,472
2,350	Research In Motion, Ltd. *	114,422
8,000	Rogers Communications, Inc.	299,440
4,225	Royal Bank of Canada	220,249
4,200	Suncor Energy, Inc.	136,710

		1,001,293

Quantity	Name of Issuer	Fair Value ($)
United States - 0.2%
1,300 Veeco Instruments, Inc. *		45,331

Total Common Stocks
(cost: $18,370,948)		22,830,565

Exchange-Traded Funds - 1.1%
33,700 iShares MSCI India *
Total Exchange-Traded Funds
(cost: $116,551)		268,252

Short-Term Securities - 1.6%
384,937 Wells Fargo Adv. Govt. Money Mkt., 0.05%
Total Short-Term Securities
(cost: $384,937)		384,937

Total Investments in Securities - 99.1%
(cost: $18,872,436)		23,483,754
Other Assets and Liabilities, net - 0.9%		205,663

Total Net Assets - 100.0%		$23,689,417

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	19.4%
Consumer Non-Durables	10.9
Producer Manufacturing	10.7
Non-Energy Minerals	7.2
Electronic Technology	7.1
Energy Minerals	5.8
Communications	5.7
Health Technology	5.6
Consumer Durables	4.9
Retail Trade	4.8
Transportation	3.4
Technology Services	2.9
Industrial Services	2.4
Process Industries	2.2
Consumer Services	1.9
Utilities	1.9
Commercial Services	0.7
Short-Term Securities	1.6

99.1
Other Assets and Liabilities, net	0.9

100.0%

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit International Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of September 30, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities
Asset Class	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Australia	$763,368	$1,323,351	—	$2,086,719
Bermuda	240,540	—	—	240,540
Brazil	451,889	—	—	451,889
Canada	1,001,293	—	—	1,001,293
Chile	135,170	—	—	135,170
China/Hong Kong	443,250	1,791,727	—	2,234,977
France	359,960	1,318,849	—	1,678,809
Germany	431,301	1,097,484	—	1,528,785
Ireland	127,558	—	—	127,558
Israel	295,400	—	—	295,400
Italy	251,651	237,498	—	489,149
Japan	488,582	3,172,533	—	3,661,115
Luxembourg	220,685	—	—	220,685
Mexico	184,943	—	—	184,943
Netherlands	214,056	550,886	—	764,942
Norway	81,172	—	—	81,172
Poland	254,448	—	—	254,448
South Africa	138,849	—	—	138,849
South Korea	221,465	—	—	221,465
Spain	427,394	766,007	—	1,193,401
Sweden	174,423	—	—	174,423
Switzerland	242,880	2,236,961	—	2,479,841
Taiwan	—	238,492	—	238,492
United Kingdom	1,299,447	1,601,722	—	2,901,169
United States	45,331	—	—	45,331
	8,495,055	14,335,510	—	22,830,565
Exchange-Traded Funds	268,252	—	—	268,252
Short-Term Securities	384,937	—	—	384,937
Total:	$9,148,244	$14,335,510	—	$23,483,754

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.2%
Africa/Middle East - 7.7%
Israel - 2.5%
2,900	Amdocs, Ltd. *	83,114
4,100	NICE Systems, Ltd., ADR *	128,289
4,000	Teva Pharmaceutical Industries, Ltd., ADR	211,000

		422,403

South Africa - 5.2%
8,329	Bidvest Group, Ltd.	175,637
13,000	MTN Group, Ltd.	234,785
4,600	Naspers, Ltd.	224,470
5,100	Sasol, Ltd., ADR	228,429

		863,321

Asia - 56.2%
Australia - 6.6%
6,900	BHP Billiton, Ltd., ADR	526,608
6,405	Rio Tinto, Ltd.	475,975
1,600	Rio Tinto, PLC, ADR	93,968

		1,096,551

China/Hong Kong - 22.8%
6,400	AsiaInfo-Linkage, Inc. *	126,272
4,800	China Life Insurance Co., Ltd., ADR	285,504
78,000	China Oilfield Services, Ltd.	121,548
62,500	China Railway Construction Corp., Ltd.	84,027
42,000	China Shenhua Energy Co., Ltd.	172,964
14,000	China Unicom Hong Kong, Ltd., ADR	203,840
1,900	CNOOC, Ltd., ADR	369,170
62,000	ENN Energy Holdings, Ltd.	177,453
3,600	Harbin Electric, Inc. *	64,404
15,000	Hengan International Group Co., Ltd.	149,426
4,600	Hong Kong Exchanges & Clearing, Ltd.	90,435
2,400	HSBC Holdings, PLC, ADR	121,416
106,000	Huabao International Holdings, Ltd.	164,549
7,700	Jinpan International, Ltd.	77,616
40,000	Li & Fung, Ltd.	224,074
2,800	New Oriental Education & Tech. Group, ADR *	273,224
102,000	PetroChina Co., Ltd.	118,594
540,000	Renhe Commercial Holdings Co., Ltd.	100,874
2,750	Standard Chartered, PLC	78,965
16,000	Sun Hung Kai Properties, Ltd.	275,282
4,200	Tencent Holdings, Ltd.	91,479
158,000	Travelsky Technology, Ltd.	159,766
50,000	Tsingtao Brewery Co., Ltd.	288,123

		3,819,005

India ** - 4.1%
5,900	ICICI Bank, Ltd., ADR	294,115

Quantity	Name of Issuer	Fair Value ($)

1,900	Infosys Technologies, Ltd., ADR	127,889
5,900	Reliance Industries, Ltd., GDR [4]	259,253

		681,257

Indonesia - 1.9%
41,500	Astra International Tbk PT	263,358
1,400	PT Telekom., ADR	57,806

		321,164

Phillipines - 1.8%
451,500	Manila Water Co., Inc.	195,368
366,200	SM Prime Holdings, Inc.	105,068

		300,436

Singapore - 0.4%
7,000	DBS Group Holdings, Ltd.	74,890

South Korea - 9.4%
14,375	Cheil Worldwide, Inc.	171,144
9,007	Industrial Bank of Korea, GDR [4]	123,227
2,370	KB Financial Group, Inc.	101,729
2,375	KB Financial Group, Inc., ADR	101,816
2,000	POSCO, ADR	227,960
660	Samsung Electronics Co., Ltd.	449,466
5,100	Shinhan Financial Group Co., Ltd.	195,387
370	Shinsegae Co., Ltd.	195,308

		1,566,037

Taiwan *** - 7.9%
87,954	Cathay Financial Holding Co., Ltd.	134,329
32,208	Hon Hai Precision Industry Co., Ltd., GDR	248,839
14,523	HTC Corp.	329,868
14,019	MediaTek, Inc.	196,717
112,482	Taiwan Semiconductor Co.	222,602
7,900	Taiwan Semiconductor Co., ADR	80,106
10,000	Young Fast Optoelectronics Co., Ltd.	114,157

		1,326,618

Thailand - 1.3%
40,000	Bangkok Bank PCL	212,701

Europe - 8.9%
Austria - 0.6%
2,290	Raiffeisen International Bank Holding AG	106,966

Czech Republic - 0.8%
2,900	CEZ AS	129,551

Luxembourg - 1.3%
2,300	Millicom International Cellular SA	220,685

Poland - 1.5%
11,200	Central European Distribution Corp. *	249,984

Russia - 3.9%
11,700	Gazprom OAO, ADR	245,115

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

10,750	Mobile Telesystems, ADR	228,222
4,300	X5 Retail Group NV, GDR *	172,423

		645,760

United Kingdom - 0.8%
3,448	Anglo American, PLC	136,865

Latin America - 25.4%
Brazil - 17.6%
11,700	AES Tiete SA	155,308
6,300	AGCO Corp. *	245,763
21,477	Banco Bradesco SA	429,540
2,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	165,648
2,100	Cia de Bebidas das Americas, ADR	259,938
3,883	Embraer de Aeronautica, ADR	110,238
34,680	Petrobras	561,193
3,000	Petrobras, ADR	108,810
22,000	Vale SA, ADR	687,940
7,700	Vivo Participacoes SA, ADR	209,209

		2,933,587

Chile - 1.1%
1,900	Banco Santander Chile, ADR	183,445

Mexico - 4.7%
6,300	America Movil SAB de CV, ADR	335,979
3,800	Grupo Televisa SA, ADR	71,896
4,200	Homex, ADR *	135,954
98,080	Wal-Mart de Mexico	246,725

		790,554

Peru - 2.0%
9,400	Southern Copper Corp.	330,128

Total Common Stocks
(cost: $10,511,942)		16,411,908

Exchange-Traded Funds - 1.2%
25,000	iShares MSCI India *, **
Total Exchange-Traded Funds
(cost: $101,320)		199,000

Rights - 0.0%
478	Young Fast Optoelectronics Taiwan, Price $92, Expires 10/20/10 *, ***
Total Rights
(cost: $ — )		1,041

Short-Term Securities - 0.2%
40,246	Wells Fargo Adv. Govt. Money Mkt., 0.05%
Total Short-Term Securities
(cost: $40,246)		40,246

Quantity	Name of Issuer	Fair Value ($)

Total Investments in Securities - 99.6%
(cost: $10,653,508)		16,652,195
Other Assets and Liabilities, net - 0.4%		68,193

Total Net Assets - 100.0%		$16,720,388

*	Non-income producing security.
**	The Fund’s total investment in India including the iShares comprises 5.3% of the Fund’s net assets.
***	The Fund’s total investment in Taiwan including the Rights comprises 7.9% of the Fund’s net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2010 was $382,480 and represented 2.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector (% of Total Net Assets)
Finance	18.6%
Non-Energy Minerals	14.8
Energy Minerals	12.3
Electronic Technology	10.6
Communications	8.9
Consumer Non-Durables	6.7
Consumer Services	5.4
Retail Trade	5.3
Producer Manufacturing	5.1
Utilities	3.9
Technology Services	2.6
Consumer Durables	2.2
Health Technology	1.3
Commercial Services	1.0
Industrial Services	0.7
Short-Term Securities	0.2

99.6
Other Assets and Liabilities, net	0.4

100.0%

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Sit Developing Markets Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of September 30, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities
Asset Class	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Common Stocks
Australia	$620,576	$475,975	—	$1,096,551
Austria	—	106,966	—	106,966
Brazil	2,933,587	—	—	2,933,587
Chile	183,445	—	—	183,445
China/Hong Kong	1,521,446	2,297,559	—	3,819,005
Czech Republic	—	129,551	—	129,551
India	681,257	—	—	681,257
Indonesia	57,806	263,358	—	321,164
Israel	422,403	—	—	422,403
Luxembourg	220,685	—	—	220,685
Mexico	790,554	—	—	790,554
Peru	330,128	—	—	330,128
Phillipines	—	300,436	—	300,436
Poland	249,984	—	—	249,984
Russia	473,337	172,423	—	645,760
Singapore	—	74,890	—	74,890
South Africa	228,429	634,892	—	863,321
South Korea	453,003	1,113,034	—	1,566,037
Taiwan	80,106	1,246,512	—	1,326,618
Thailand	—	212,701	—	212,701
United Kingdom	—	136,865	—	136,865
	9,246,746	7,165,162	—	16,411,908
Exchange-Traded Funds	199,000	—	—	199,000
Rights	—	1,041	—	1,041
Short-Term Securities	40,246	—	—	40,246
Total:	$9,485,992	$7,166,203	—	$16,652,195

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2010	17

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below

• Level 1 –

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 –

other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of September 30, 2010 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

At September 30, 2010, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$1,499,068	$(400,228)	$1,098,840	$10,106,952
Dividend Growth	10,026,200	(1,700,899)	8,325,301	101,284,131
Global Dividend Growth	707,905	(40,250)	667,655	3,646,894
Small Cap Growth	18,450,740	(3,848,832)	14,601,908	52,225,316
International Growth	5,608,680	(997,362)	4,611,318	18,872,436

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Developing Markets Growth	$6,596,803	($598,116)	$5,998,687	$10,653,508

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 24, 2010

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date:	November 24, 2010